Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 9 - Premises and Equipment

The components of premises and equipment at December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Land and land improvements	$-	$292
Buildings	-	1,581
Leasehold improvements	605	641
Furniture, fixtures and equipment	3,897	3,143
	4,502	5,657
Accumulated depreciation	(2,876)	(3,001)
Premises and equipment, net	$1,626	$2,656

Depreciation expense for the years ended December 31, 2024 and 2023 amounted to approximately $602,000 and $425,000, respectively.